UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10341

                     UBS TAMARACK INTERNATIONAL FUND L.L.C.
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                 JAMES J. DWYER
                        C/O UBS FINANCIAL SERVICES, INC.
                               51 WEST 52ND STREET
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819

                      Date of fiscal year end: DECEMBER 31

             Date of reporting period: JULY 1, 2004 - JUNE 30, 2005

Form N-PX is to be used by a registered  management  investment  company,  other than a small business  investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission,  not later than
August 31 of each year,  containing the registrant's proxy voting record for the most recent  twelve-month  period  ended June 30,  pursuant to section 30 of the
Investment  Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4).
The Commission may use the information  provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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                                         Exchange Ticker                  Shareholder
      Issuer of Portfolio Security            Symbol        CUSIP #      Meeting Date             Summary of Matter Voted On
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
                                                                                        (1)  Receive financial statements and
                                                                                        annual report for FY '04; (2)  Ratify the
                                                                                        acts of the Board of Managing Directors;
                                                                                        (3) Ratify acts of the Supervisory Board;
Aareal Bank AG, Wiesbaden                     ARL GY      DE0005408116     15-Jun-05    (4) Appoint PwC as Auditors for FY '05;
                                                                                        (5) Authorize to increase the share
                                                                                        capital; (6)  and (7) Authorize the Company
                                                                                        to acquire or sell own shares; (8) Elect
                                                                                        Mr. Manfred Behrens as a Member of the
                                                                                        Supervisory Board; (9) Approve to reduce
                                                                                        the size of the Supervisory Board from 21
                                                                                        to 12 and corresponding Articles of Assoc.
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                                                                                        (1)  Approve to renew the authorization to
                                                                                        acquire own shares; (2) Approve to reduce
                                                                                        the maximum term of appointment for
                                                                                        Directors from 6 yrs to 3 yrs; (3) Approve
                                                                                        that the maximum acceptable age for
                                                                                        appointment as Directot be set at 70 yrs
                                                                                        of age; (4) Approve to add a sixth
                                                                                        paragraph to Article 15 of the Bylaws;
AGFA-Gevaert NV, Mortsel                     AGFB DB      BE0003755692     24-May-05    (5) Approve to replace some words in
                                                                                        Article 16; (6) Approve to replace some
                                                                                        words in Article 17; (7)  Approve to add a
                                                                                        paragraph to Article 17; (8)  Approve to
                                                                                        modify a paragraph to Article 19;
                                                                                        (9) Approve to delete last sentence of
                                                                                        Article 20; (10) Approve to modify last
                                                                                        paragraph of Article 21; (11) Approve to
                                                                                        replace first paragraph of Article 26;
                                                                                        (12) Approve to delete words in Article 28;
                                                                                        (13) Approve to add a paragraph to Article
                                                                                        29; (14) Approve that the notices to
                                                                                        general shareholders' meeting shall be by
                                                                                        announcement of the agenda; (15) Approve to
                                                                                        grant power of attorney to two Members
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                                                                                        (1)  Approve to determine the Board of
Cargotec OYJ                                 CGCBV FH     FI000013429      12-Jul-05    Directors; (2) Authorize the Board to
                                                                                        acquire Company's own shares; (3) Authorize
                                                                                        the Board to dispose Company's own shares
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                                                                                        (1) Approve '04 business operating results;
                                                                                        (2) Approve '04 business reports and
                                                                                        financial statements; (3) Approve '04
Cathay Real Estate Development Co., Ltd      2501 TT      TW0002501004     10-Jun-05    distribution of profits; (4) Amend Articles
                                                                                        of Incorporation; (5) Re-Elect Domestic
                                                                                        Directors and Supervisors; (6) Other
                                                                                        proposals and extraordinary motions
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                                                                                        (1) Approve financial statements for YE 28
                                                                                        Feb'05; (2)  Approve to confirm and declare
                                                                                        dividends; (3) Re-elect Mr. Liam
                                                                                        FitzGerald; (4) Re-elect Mr. John Hogan;
C&C Group PLC, Dublin                         GCC ID      IE00B010DT83     8-Jul-05     (5) Re-elect Mr. Philip Lynch; (6) Re-elect
                                                                                        Mr. James Muldowney; (7) Authorize
                                                                                        Directors to fix their remuneration of the
                                                                                        Auditors; (8) Authorize to allot relevant
                                                                                        securities; (9) Authorize to allot equity
                                                                                        securities for cash; (10) Authorize to
                                                                                        exercise the right to offer to the holders
                                                                                        of ordinary shares the right to elect to
                                                                                        receive allotments of addititonal ordinary
                                                                                        shares; (11) (12) Authorize to make market
                                                                                        purchases
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                                                                                        (1) Approve the acquisition of the City One
                                                                                        Shatin Property; (2) Approve the
                                                                                        acquisition of the Waldorf Garden
                                                                                        Property; (3) Approve the acquisition of
                                                                                        Tsing Yi Square Property; (4) Approve the
                                                                                        acquisition of Centre de Laguna Property;
Fortune Real Estate Development Co., Ltd      FRT SP      SG1033912138     1-Jun-05     (5) Approve the acquisition of Lido Garden
                                                                                        Property; (6) Approve the acquisition of
                                                                                        the Rhine Garden Property; (7) Approve to
                                                                                        offer and issue new units in Fortune REIT;
                                                                                        (8) Approve the placement of New Units
                                                                                        under the private placement tranche of the
                                                                                        Equity Fund Raising to Focus Eagle
                                                                                        Investments Limited; (9) Approve to
                                                                                        authorize all actions to give effect to
                                                                                        the Fee Supplement; (10) Approve to
                                                                                        authorize all actions to give effect to
                                                                                        the Issue Price supplement.
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                                                                                        (1) (2) (3) and(4) Receive financial
                                                                                        statements for FY'04; (5) Approve the
                                                                                        distribution of dividend; (6) Grant
                                                                                        discharge the Board of Directors and
Fourlis Holding, SA                          FOYRK GA     GRS096003009     16-Jun-05    Auditors from every responsibility for the
                                                                                        financial statements for FY'04; (7) Elect
                                                                                        Auditors; (8) Elect new Board of Directors
                                                                                        in replacement of resignated ones;
                                                                                        (9) Approve the Board of Directors Member
                                                                                        fees; (10) Approve the issuance of a bond
                                                                                        loan; (11) Approve the transfer of
                                                                                        Company's registered office and
                                                                                        modification of Company's Charter;
                                                                                        (12) Various issues and announcements
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Fresenuis AG                                  FRE GR      DE0005785638     25-May-05    Ordinary General Meeting
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                                                                                        (1) (2) Approve annual finance statements
                                                                                        for FY'04; (3) Grant discharge to the Board;
                                                                                        (4) Elect Auditing Company for FY'05; (5)
                                                                                        Approve received fees; (6) Appoint a
                                                                                        Director; (7) Amend Article 5; (8) Approve
                                                                                        the share capital increase via
                                                                                        capitalization of the share premium account
Germanos SA                                  GERM GA      GRS363333006     24-Jun-05    reserve; (9) Amend Article 5; (10) Approve
                                                                                        the Stock Option Plan to the Company's
                                                                                        Executives; (11) approve the profits
                                                                                        distribution to the Company's personnel;
                                                                                        (12) Approve to grant permission for
                                                                                        purchasing shares between the Company and
                                                                                        individuals; (13) Authorize the Board,
                                                                                        according to article 23 for their
                                                                                        participation in associated Companies; (14)
                                                                                        Miscellaneous announcements
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                                                                                        (1) Approve corporate financial statements
                                                                                        and the balance sheet for FYE 31Dec '04; (2)
                                                                                        Grant discharge to the Directors for the
                                                                                        performance of their duties during FY'04;
                                                                                        (3) Approve to transfer the special reserve
                                                                                        of long-term capital gains to the other
                                                                                        reserves account; (4) Approve to appropriate
                                                                                        the profits; (5) Approve the dividend to be
                                                                                        paid in June'05; (6) Approve the
Groupe Bourbon SA                             GBB FP      FR0004548873     7-Jun-05     consolidated financial statements for FY'04;
                                                                                        (7) Approve the special report of the
                                                                                        Auditors; (8) Approve award total annual
                                                                                        fees to the Board of Directors; (9) Ratify
                                                                                        the co-option of Mr. Robert Wright as
                                                                                        Director; (10) Approve to renew the term of
                                                                                        office of Mr. Jean-Marc Brebion as Director;
                                                                                        (11) Approve to renew the term of office of
                                                                                        Mr. Christian D'Armand de Chateauvieux as
                                                                                        Director; (12) Approve to renew the term of
                                                                                        office of Mr. Henri D'Armand De
                                                                                        Chateauvieux; (13) Approve to renew the term
                                                                                        of office of Mr. Guy Dupont
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                                                                                        (1) Receive and adopt audited accounts for
                                                                                        YE 31 Mar'05; (2) Approve the remuneration
                                                                                        report; (3) Declare the final dividend; (4)
                                                                                        Elect Mr. Carlisle; (5) Re-elect Mr. Whitty;
                                                                                        (6) Re-elect Mr. Belk; (7) Re-aapoint
HomeServe PLC                                 HSV LM      GB0034321165     29-Jul-05    Deloitte & Touche LLp as the Auditor; (8)
                                                                                        Authorize to allot relevant securities; (9)
                                                                                        Authorize to allot relevant securities
                                                                                        wholly for cash ; (10) Authorize the Company
                                                                                        to make market purchases of ordinary shares;
                                                                                        (11) Approve the Homeserve plc deferred
                                                                                        Bonus Plan
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                                                                                        (1) receive financial statements for FY'04;
                                                                                        (2) Approve the appropriation of the
                                                                                        distribution profit; (3) Ratify the acts of
                                                                                        the Board; (4) ratify the acts of the
                                                                                        Supervisory Board; (5) Authorize the Company
Hugo Boss AG                                 BOS3 GR      DE0005245534     11-May-05    to acquire own ordinary and/or preferred
                                                                                        shares; (6)(7)(8) Amend the Articles of
                                                                                        Assoc.; (10) Elect Mr. Phillipe Bouckaert;
                                                                                        (11) Elect Mr. Andrea Dona dalle Rose; (12)
                                                                                        Elect Mr. Antonio Favrin; (13) Elect Mr.
                                                                                        Reinhold L. Mestwerdt; (14) Elect Mr. Dario
                                                                                        Federico Segre; (15) Elect Mr. Giuseppe
                                                                                        Vita; (16) Appoint KPMG as Auditors
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                                                                                        (1) Approve Allocation of Income; (2) Amend
                                                                                        Articles; (3) Elect Director; (4) Elect
                                                                                        Director; (5) Elect Director; (6) Elect
                                                                                        Director; (7) Elect Director; (8) Elect
Ibiden Co. Ltd, OGAKI                        4062 JP      JP3148800000     24-Jun-05    Director; (9) Elect Director; (10) Elect
                                                                                        Director; (11) Elect Director; (12) Elect
                                                                                        Director; (13) Elect Director; (14) Appoint
                                                                                        Internal Statutory Auditor; (15) Approve
                                                                                        Executive Stock Option Pan; (16) Amend Stock
                                                                                        Option Plans; (17) Approve Retirement
                                                                                        Bonuses
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                                                                                        (1) Receive and adopt financial statements;
                                                                                        (2) Approve to utilize the net retained
                                                                                        earnings for FY'04; (3) Grant discharge to
                                                                                        the Board; (4) Grant discharge to the
                                                                                        Supervisory Board; (5) Approve to revoke the
                                                                                        authorized capital I and II; (6) Approve to
IWKA AG                                       IWK GR      DE0006204407     3-Jun-05     revoke the authorized III capital; (7)
                                                                                        Authorize the Company to acquire treasury
                                                                                        stock; (8) Amend the Articles of Assoc.; (9)
                                                                                        Appoint Ernst as Auditors; (10) Approve a
                                                                                        vote of no confidence in the Executive
                                                                                        Board; (11) Approve the voting out of the
                                                                                        Supervisory Board Members Mr. Engel and
                                                                                        Prof. Hubbert; (12)(13) Elect a new
                                                                                        Supervisory Board Member
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                                                                                        (1) Approve to add the Board of Directors;
Kone OYJ                                     CGCBV FH     FI0009013403     17-Jun-05    (2) Authorize the Board on acquiring
                                                                                        Company's own shares; (3) Authorize the
                                                                                        Board on disposing the Company's own shares
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                                                                                        Approve the cancellation of the Company's
                                                                                        purchased own shares that were not
M.J. Maillis SA                              MAIK GA      GRS198503005     4-Jul-05     distributed in the market within 3 yrs from
                                                                                        the purchase date and the relevant decrease
                                                                                        in share capital
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                                                                                        (1) Approve Appropriation of Profits; (2)
                                                                                        Amend Articles of Incorporation; (3) Elect a
                                                                                        Director; (4) Elect a Director; (5) Elect a
Matsui Securities Co., Ltd                   8628 JP      JP3863800003     26-Jun-05    Direcor; (6) Elect a Director; (7) Elect a
                                                                                        Director; (8) Elect a Director; (9) Elect a
                                                                                        Director; (10) Elect a Director; (11)
                                                                                        Appoint a Substitute Corporate Auditor
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                                                                                        (1) Approval of the Proposed Appropriations;
                                                                                        (2) Partial Amendments to the Articles of
                                                                                        Incorporation; (3) Approval of the Proposed
                                                                                        Merger Agreement between the Company and UFJ
Mitsubishi Tokyo Financial Group, Inc.       8306 JP      JP3902900004     29-Jun-05    Holdings, Inc.; (4) Election of Mr. Haruya
                                                                                        Uehara; (5) Election of Mr. Nobuo
                                                                                        Kuroyanagi; (6) Election of Mr. Yoshihiro
                                                                                        Watanabe; (7) Election of Mr. Nobuyuki
                                                                                        Hirtano; (8) Election of Takeo Imai; (9)
                                                                                        Election of Mr. Tsutomu Takasuka; (10)
                                                                                        Granting of Retirement Gratuities to
                                                                                        Retiring Directors and Corporate Auditors
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                                                                                        (1) Approve the Corporate financial
                                                                                        statements and balance sheet for FYE
                                                                                        31Jan'05; (2) Approve the appropriation of
                                                                                        profits; (3) Approve the consolidated
                                                                                        financial statements for said FY; (4)
                                                                                        Approve special report of the Auditors; (5)
                                                                                        Approve the total annual fees to the Board
                                                                                        of Directors; (6) Approve to renew the term
                                                                                        of office of Mr. Raymonds Vider; (7) Approve
                                                                                        to renew the term of office of Mr. Cornelius
                                                                                        Geber; (8) Ratify the co-optation of Mr.
                                                                                        Bernard Bourigeaud; (9) Appoint Mr. Michel
                                                                                        Rose; (10) Authorize the buy back of Company
                                                                                        shares; (11) Approve to delegate all powers
Neopost SA, Bagneux                           NEO FP      FR0000120560     27-Jun-05    to Board to proceed with one or more capital
                                                                                        increases; (12) Authorize Board to increase
                                                                                        the number of securities to be issued in the
                                                                                        event of a capital increase with pre-emptive
                                                                                        subscription rights; (13) (14) (15)
                                                                                        Authorize Board to proceed with issuing
                                                                                        common shares with waiver of shareholders'
                                                                                        pre-emptive rights for a period of 26
                                                                                        months; (16) Authorize Board to capitalize
                                                                                        reserves, profits, and premiums to increase
                                                                                        the share capital; (17) (18) Authorize the
                                                                                        Board to proceed with the issue of Company's
                                                                                        common shares; (19) Authorize Board to issue
                                                                                        shares in favor of the Comapny's employees
                                                                                        who are Members of one of the Company's
                                                                                        Savings Plans; (20) Authorize the Board to
                                                                                        proceed with allocations free of charge of
                                                                                        Comapny's existing shares; (21) Approve to
                                                                                        reduce the share capital by canceling the
                                                                                        shares held by the comapny in connection
                                                                                        with said Stock Purchase Plan; (22) Approve
                                                                                        to subscribe for bonds and securities; (23)
                                                                                        Approve to grant all powers in order to
                                                                                        accomplish all formalities and filings
                                                                                        prescribed by Law.
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                                                                                        (1) Amend Article of assoc Number 19; (2)
                                                                                        Amend Articles of Assoc Number 11 and 13;
                                                                                        (3) Approve to reduce the duration of the
                                                                                        term of office of Directors to 4 yrs instaed
                                                                                        of 6 yrs and also amend article of assoc.
                                                                                        Number 13; (4) Approve to reduce the
                                                                                        ceiling; (5) Authorize the Board to proceed
                                                                                        with allocations free of charge of Company's
                                                                                        existing ordinary shares; (6) Approve the
                                                                                        Corporate financial statements for FYE'04;
                                                                                        (7) Approve to appropriate the profits; (8)
                                                                                        Receive the special report of the Auditors;
                                                                                        (9) Approve consolidated financial
Nexity                                        NXI FP      FR0010112524     31-May-05    statements; (10) Approve to deliberate on 2
                                                                                        applicants to be Director representing the
                                                                                        shareholders employees; (11) Appoint Mrs.
                                                                                        Martine Carette; (12) Appoint Mrs. Veronique
                                                                                        Mattis; (13) Appoint Director; (14) Receive
                                                                                        the report of the Board and ratify the
                                                                                        transfer of the Head of Office; (15) Approve
                                                                                        to award total annual fees to the Board of
                                                                                        Directors; (16) Authorize to trade in the
                                                                                        Company's shares on the stock market; (17)
                                                                                        Ratify the co-optation of Mr. Pascal Oddo;
                                                                                        (18) Ratify the co-optation of Mr. Jacques
                                                                                        Brion; (19) Ratify the co-optation of Mr.
                                                                                        Miguel Sieler; (20) Appoint Mr. Caisse Des
                                                                                        Depots Et Consignations; (21) Grant all
                                                                                        powers in order to accomplish all
                                                                                        formalities
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                                                                                        (1) Approve the exchange of shares for the
                                                                                        Pernod Ricard shares of shares of the Allied
                                                                                        Domecq Company; (2) Approve that the capital
Pernod-Ricard                                 RI FP       FR0000120693     30-Jun-05    of Pernod Ricard is increased; (3) Amend
                                                                                        Article 6; (4) Authorize to take all actions
                                                                                        necessary to accomplish all necessary
                                                                                        formalities to register scheme arrangement;
                                                                                        (5) Grant all powers in order to accomplish
                                                                                        all formalities prescribed by Law.
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                                                                                        (1) Approve financial statements and annual
                                                                                        report for FY'04; (2) Ratify acts of the
                                                                                        Board of Managing Directors; (3) Ratify acts
                                                                                        of Supervisory Board; (4) Elect Mr. Wolfgang
                                                                                        Haupt as a member of Supervisory Board; (5)
Pfleiderer AG, Neumarkt                      PFD4 GR      DE0006764749     14-Jun-05    Elect Mr. Friedelm Paefgen as a menber of
                                                                                        the Supervisory Board; (6) Approve to adjust
                                                                                        the remuneration of the Supervisory Board
                                                                                        and amend the Articles of Assoc.; (7) Amend
                                                                                        Articles of Assoc. in conection with the new
                                                                                        German Law; (8) Authorize the Company to
                                                                                        acquire up to 4,268,500 own shares; (9)
                                                                                        Appoint KPMG as Auditors for FY'05
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                                                                                        (1) Authorize to subscribe to new ordinary
                                                                                        shares in Habib RCCPS; (2) Authorize to
Scomi Group BHD                               SGB MK      MYL71580000      22-Jun-05    subscribe to any part of the redeemable
                                                                                        convertible preference shares in Habib RCCPS
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                                                                                        (1) Approve annual accounts for YE 31Dec'04;
                                                                                        (2) Approve application of '04 profit; (3)
                                                                                        Approve Management of Borad of Directors for
                                                                                        '04; (4) Approve consolidated balance sheet
                                                                                        as of 31 Dec'04; (5) Approve the Merger
                                                                                        Plan; (6) Approve the merger of the listed
                                                                                        companies into Sol Melia; (7) Approve
                                                                                        resignation tendered by Mr. don oscar Ruiz
                                                                                        del Rio and reatify Mr. Caja De Ahorros Del
Sol Melia SA, Palmade Mallorca                SOL SM      ES0176252718     7-Jun-05     Mediterraneo; (8) Re-elect Financial
                                                                                        Auditors for '05; (9) Authorize Board of
                                                                                        Directors to increase the capital ; (10)
                                                                                        Authorize to issue fixed income securities
                                                                                        convertible and/or exchangeable into Company
                                                                                        shares; (11) Authorize to carry out the
                                                                                        derivative acquistion of the Sol Melia,
                                                                                        Sociedad Anonima Shares; (12) Approve to
                                                                                        delegate the powers to execute and deliver
                                                                                        resolutions passed by the meeting; (13)
                                                                                        Approve the minutes of the proceedings
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Tokyo Electronics Ltd                        8035 JP      JP3571400005     24-Jun-05    Annual General Meeting
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Trend Micro Inc.                             4704 JP      JP3637300009     25-Mar-05    Annual General Meeting
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                                                                                        (1) Approve to state the Internal Auditors'
                                                                                        and their Chairman's salary; (2) Approve the
Unicredoti Italiano SPA, Genova               UC IM       IT0000064854     27-Jul-05    capital increase by issuing ordinary shares;
                                                                                        (3) Amend the Article Bylaw
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United Arrows Ltd, Tokyo                     7606 JP      JP3949400000     23-Jun-05    Annual General Meeting
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
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                                                                                   Fund's Vote For or
                                                                   Whether        Against Proposal, or             Whether Vote
                                                Who Proposed      Fund Cast          Abstain; For or                Was For or
                                               Matter: Issuer      Vote on          Withhold Regarding                Against
      Issuer of Portfolio Security             / Shareholder        Matter        Election of Directors             Management
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




Aareal Bank AG, Wiesbaden                         Issuer         Voted         For all proposals                    For







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                                                                               For proposals (1) (2) (5) -
                                                                               (7) ,(10) -(12) ,(14) and(15)
AGFA-Gevaert NV, Mortsel                          Issuer         Voted         Against proposal(3)  Abstain         Mixed
                                                                               proposals (4) (8) (9) and(13)













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Cargotec OYJ                                      Issuer         Voted         For all proposals                    For


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Cathay Real Estate Development Co., Ltd           Issuer         Voted         (1) For; (2) For; (3)                For and Abstain
                                                                               For; (4)  For; (5) For;
                                                                               (F6) Abstain

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C&C Group PLC, Dublin                             Issuer         Voted         For all proposals                    For






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Fortune Real Estate Development Co., Ltd          Issuer         Voted         For all proposals                    For







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Fourlis Holding, SA                               Issuer         Voted         For proposals (1)  -                 For and Against
                                                                               (5)  and (7)  - (12)
                                                                               Against proposal (6)







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Fresenuis AG                                      Issuer         Voted         For                                  For
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Germanos SA                                       Issuer         Voted         For proposals (1) - (13)             For
                                                                               Abstain (14)
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Groupe Bourbon SA                                 Issuer         Voted         For all proposals                    For












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HomeServe PLC                                     Issuer         Voted         For all proposals                    For






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Hugo Boss AG                                      Issuer         Voted         For all proposals                    For
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Ibiden Co. Ltd, OGAKI                             Issuer         Voted         For all proposals                    For






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IWKA AG                                           Issuer on      Voted         For proposals (1)(2)(5) - (13)       For
                                                  proposals                    Abstain proposals (3) & (4)
                                                  (1) - (9)
                                                  Shareholders
                                                  on proposals
                                                  (10) - (13)
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Kone OYJ                                          Issuer         Voted         For all proposals                    For


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M.J. Maillis SA                                   Issuer         Voted         For                                  For


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Matsui Securities Co., Ltd                        Issuer         Voted         For all proposals                    For



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Mitsubishi Tokyo Financial Group, Inc.            Issuer         Voted         For all proposals                    For





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Neopost SA, Bagneux                               Issuer         Voted         For all proposals                     For







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Nexity                                       Issuer              Voted         For all proposals                     For







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Pernod-Ricard                                Issuer              Voted         For all proposals                     For





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Pfleiderer AG, Neumarkt                      Issuer              Voted         For all proposals                     For







---------------------------------------------------------------------------------------------------------------------------------


Scomi Group BHD                              Issuer              Voted         For all proposals                     For

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Sol Melia SA, Palmade Mallorca               Issuer              Voted         For all proposals                     For








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Tokyo Electronics Ltd                        Issuer              Voted         For                                   For
---------------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc.                             Issuer              Voted         For                                   For
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Unicredoti Italiano SPA, Genova              Issuer              Voted         For all proposals                     For

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United Arrows Ltd, Tokyo                     Issuer              Voted         For                                   For
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

*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                UBS TAMARACK INTERNATIONAL FUND L.L.C.
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By (Signature and Title)*     /s/ DOUGLAS A. LINDGREN
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                              Douglas Alan Lindgren, Principal Executive Officer

Date: JULY 18, 2005
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*Print the name and title of each signing officer under his or her signature.